SHAREHOLDERS' EQUITY	12 Months Ended
Oct. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

7.         SHAREHOLDERS’ EQUITY

Common Stock

In November 2012, our shareholders approved an amendment to our certificate of incorporation to increase the authorized number of shares of common stock from 240,000,000 to 300,000,000, and in October 2013, our shareholders approved an amendment to our certificate of incorporation to increase the authorized number of shares of common stock from 300,000,000 to 600,000,000.

Common Stock Issuances

We account for stock awards granted to consultants based on their grant date fair value.  During the years ended October 31, 2014 and 2013, we issued 310,000 shares and 1,345,000 shares, respectively, of common stock to consultants for services rendered, including pursuant to the 2010 Share Plan.  We recorded consulting expense for the years ended October 31, 2014 and 2013 of approximately $85,000 and $305,000, respectively, for shares of common stock issued to consultants.

Stock Option Plans

As of October 31, 2014, we have two stock option plans: the 2003 Share Plan and the 2010 Share Plan which were adopted by our Board of Directors on April 21, 2003 and July 14, 2010, respectively.

          The 2003 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2003 Share Plan is 70,000,000 shares. The 2003 Share Plan was administered by the Stock Option Committee through June 2004, from June 2004 through July 2010, by the Board of Directors, from July 2010 through August 2012, by the Stock Option Committee, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option.  The exercise price with respect to all of the options granted under the 2003 Share Plan since its inception was equal to the fair market value of the underlying common stock at the grant date. In accordance with the provisions of the 2003 Share Plan, the plan terminated with respect to the grant of future options on April 21, 2013.

Information regarding the 2003 Share Plan for the two years ended October 31, 2014 is as follows:

		Current Weighted Average Exercise Price Per Share
			Aggregate Intrinsic Value
	Shares

Options Outstanding at October 31, 2012	16,350,045	$0.72
Exercised	(130,000)	$0.18
Forfeited	(581,200)	$0.74

Options Outstanding and Exercisable at October 31, 2013	15,638,845	$0.72
Exercised	(435,000)	$0.145
Forfeited	(2,854,075)	$0.79
Options Outstanding and Exercisable at October 31, 2014	12,349,770	$0.72	$72,000

The following table summarizes information about stock options outstanding and exercisable under the 2003 Share Plan as of October 31, 2014:

		Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding

$0.07 - $0.37	1,275,000	3.00	$0.15
$0.43 - $0.70	4,624,770	1.20	$0.62
$0.74 - $0.92	5,450,000	2.10	$0.86
$1.04 - $1.46	1,000,000	2.80	$1.17

The 2010 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2010 Share Plan was initially 15,000,000 shares. On July 6, 2011, the 2010 Share Plan was amended by our Board of Directors to increase the maximum number of shares of common stock that may be granted to 27,000,000 shares, on August 29, 2012, the maximum number of shares was further increased to 30,000,000 shares.  On November 8, 2013, the Board of Directors approved an amendment to provide that effective November 8, 2013, the maximum aggregate number of shares available for issuance will be 20,000,000 shares and that on the first business day in 2014 and on the first business day of each calendar year thereafter the maximum aggregate number of shares available for issuance shall be replenished such that 20,000,000 shares will be available for issuance. Accordingly, during the nine months ended July 31, 2014, the number of shares in the 2010 Share Plan was increased by 25,634,980 shares to 55,634,980 shares.  In addition, on November 8, 2013, the 2010 Share Plan was amended to provide that on January 2nd of each year commencing on January 2, 2014, each non-employee director of the Company at that time shall automatically be granted a 10 year stock option to purchase 300,000 shares of common stock (400,000 for the Chairman) that will vest in four equal quarterly installments. The 2010 Share Plan was administered by the Stock Option Committee through August 2012, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option. The exercise price with respect to all of the options granted under the 2010 Share Plan was equal to the fair market value of the underlying common stock at the grant date.  As of October 31, 2014, the 2010 Share Plan had 11,400,000 shares available for future grants.

Information regarding the 2010 Share Plan as of October 31, 2014 is as follows:

		Weighted Average Exercise Price Per Share
	Shares		Aggregate Intrinsic Value

Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Exercised	(16,000)	$0.16
Options Outstanding at October 31, 2013	2,984,000	$0.245
Granted	15,310,000	$0.23
Exercised	(80,000)	$0.16
Options Outstanding at October 31, 2014	18,214,000	$0.23	$25,910
Options Exercisable at October 31, 2014	6,543,445	$0.23	$23,410

The following table summarizes information about stock options outstanding under the 2010 Share Plan as of October 31, 2014:

	Options Outstanding			Options Exercisable
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding			Number Exercisable

.	.
$0.12 - $0.37	18,214,000	8.55	$0.23	6,543,445	7.04	$0.23
0

In addition to options granted under the 2003 Share Plan and the 2010 Share Plan, in September 2012, the Board of Directors approved the grant of stock options to purchase 41,500,000 shares and, during the year ended October 31, 2013, the Board of Directors approved the grant of stock options to purchase 3,000,000 shares.

Of the stock options granted in September 2012, nonqualified options to purchase 40,000,000 shares were issued to our new executive team, consisting of 16,000,000 stock options issued to our new President and Chief Executive Officer, 8,000,000 stock options issued to our new Senior Vice President of Engineering and 16,000,000 stock options issued to a new strategic advisor to the Company who is also a Director.  These stock options have an exercise price of $0.2175 (the average of the high and the low sales price of the common stock on the trading day immediately preceding the approval of such options by the Board of Directors) and have a term of ten years.  Half of these stock options vest in 36 equal monthly installments commencing on October 31, 2012, provided that if the grantees are terminated by the Company without cause, an additional 12 months of vesting will be accelerated and such accelerated options will become immediately exercisable. The balance of the stock options will vest in three equal installments upon achievement of a cash milestone, which was satisfied in the fourth quarter of fiscal 2013, and two stock price targets, which were not achieved in fiscal 2013.  In November 2013, in light of the cost and expense of revaluing the unvested portion of the performance-based stock options on a quarterly basis for financial reporting purposes, the Board of Directors approved an amendment to the performance-based stock options awarded on September 19, 2012 to the President and Chief Executive Officer, Senior Vice President of Engineering and the strategic advisor. The amendment modifies the option award’s vesting conditions to provide that the unvested portion of the stock options vest in 23 consecutive monthly installments commencing November 30, 2013.  The fair value of these options was recalculated to reflect the change to service based options as of November 8, 2013 and the unrecognized compensation amount was adjusted to reflect the increase in fair value.  As of October 31, 2014, the outstanding options to purchase 40,000,000 shares had an intrinsic value of $-0-.  As of October 31, 2014, 27,512,077 of these stock options were exercisable with an aggregate intrinsic value of approximately $-0-.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The remaining nonqualified  stock options granted in September 2012 to purchase 1,500,000 shares consisted of grants of 750,000 stock options to our Chairman in compensation for his service as interim Chief Executive Officer of the Company and as compensation for his prior service as a director, and 750,000 stock options to a director in compensation for his service in recruiting the Company’s new management team.  These stock options have an exercise price of $0.2225 (the average of the high and low sales price on September 21, 2012) and an intrinsic value as of October 31, 2014 of approximately    $-0-.  The options vest in 3 equal annual installments of 250,000 commencing on September 21, 2012 and have a term of ten years.   As of October 31, 2014, 1,500,000 options were exercisable with an aggregate intrinsic value of approximately $-0-.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

During the year ended October 31, 2013, nonqualified stock options to purchase 3,000,000 shares were granted to our outside directors for service rendered to our Company.  Of these options,

(a)  In November 2012, nonqualified stock options to purchase 1,000,000 shares were issued to one of our directors as additional compensation for service in recruiting the Company’s new management team. These options have an exercise price of $0.211 (the average of the high and low sales price on date of grant) and vest 333,334 shares upon grant and 333,333 shares in two annual installments commencing November 30, 2013.

(b) In February 2013, nonqualified stock options to purchase 1,000,000 shares were issued to the Chairman of the Board.  These stock options have an exercise price of $0.235 (the average of the high and low sales price on date of grant) and vest 333,334 shares upon grant and 333,333 shares in two annual installments commencing February 15, 2014.

(c) In March 2013, nonqualified stock options to purchase an aggregate of 1,000,000 shares were granted to the Company’s three outside directors.  Each of these stock options has an exercise price of $0.195 (the average of the high and low sales price on date of grant) and vest in four equal quarterly installments commencing March 31, 2013.

As of October 31, 2014, the options to purchase 3,000,000 shares had an intrinsic value of approximately $5,000 and the portion exercisable of 2,333,334 shares had an intrinsic value of approximately $5,000.  These options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The following table summarizes information about the above stock options outstanding that were not granted under the 2003 Share Plan or the 2010 Share Plan as of October 31, 2014:

	Options Outstanding				Options Exercisable
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)
				Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices		Number Outstanding			Number Exercisable

.	.
$0.195-$0.235		44,500,000	7.91	$0.22	31,345,411	7.91	$0.22
0

Preferred Stock

In May 1986, our shareholders authorized 500,000 shares of preferred stock with a par value of $100 per share.  The shares of preferred stock may be issued in series at the direction of the Board of Directors, and the relative rights, preferences and limitations of such shares will all be determined by the Board of Directors.  As of October 31, 2014 and 2013, there was no preferred stock issued and outstanding.

Series A Convertible Preferred Stock

On September 9, 2014, the Company designated 3,500 shares of the preferred stock as Series A Convertible Preferred Stock, par value $100 per share, in accordance with the Certificate of Designation of Series A Convertible Preferred Stock filed with the Secretary of State of the State of Delaware on September 9, 2014 (the “Series A Convertible Preferred Stock”).  On September 9, 2014, 3,500 shares of Series A Convertible Preferred Stock were issued in connection with the conversion of the Convertible Debenture due November 2016, as discussed further, in Note 6, “Convertible Debentures” herein.

Ranking

The Series A Convertible Preferred Stock ranks senior to the Company’s common stock, to all series of any other classes of equity which may be issued and to any indebtedness, unless the Company has obtained the prior written consent of the Series A Convertible Preferred Stock holder.

Optional Conversion

Holders of the Series A Convertible Preferred Stock may at any time convert their shares of Series A Convertible Preferred Stock into such number of shares of the Company’s common stock in such an amount equal to (a) the stated value (initially $1,000) of the shares of Series A Convertible Preferred Stock being converted (the “Stated Value”), divided by the conversion price (initially $0.1892) ( the “Series A Conversion Price”), multiplied by (b) the number of shares of Series A Preferred Stock being converted.  In the event the Series A Convertible Preferred Stock is converted in part, the Company shall deliver a new certificate of like tenor in the amount equal to the remaining balance of the Series A Convertible Preferred Stock after giving effect to such partial conversion.

The holder shall not have the right to convert any portion of the Series A Convertible Preferred Stock if after giving effect to such conversion, the holder, together with any affiliate thereof, would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to such conversion.

The embedded conversion option has certain anti-dilution protection provisions which would be triggered if the Company issues its common stock, or certain common stock equivalents, (as defined) at a price below $0.142 per share.

            Mandatory Conversion

At any time after November 11, 2016, if and only if the average of the high and low trading prices of the Company’s common stock for any 10 out of 20 consecutive trading days (the “Measurement Period,”) exceeds the then Series A Conversion Price, as adjusted, the Company may convert any then outstanding shares of Series A Convertible Preferred Stock into shares of common stock (a “Mandatory Conversion”), provided, however, that any such Mandatory Conversion shall not require a holder to convert a number of shares of Series A Convertible Preferred Stock into an amount of Common Stock that would exceed 50% of the daily average trading volume of the common stock during the Measurement Period. Following November 11, 2016 and subject to the price and volume limitations set forth above, the Company may require such number of successive Mandatory Conversions as are necessary to convert all then outstanding Series A Convertible Preferred Stock.

Redemption

At any time on or after November 11, 2016 (the “Redemption Date”), and upon at least 60 days prior written notice to the Company (a “Redemption Notice”), any holder of the Series A Convertible Preferred Stock shall have a one-time right to require the Company to redeem all or some of its shares of Series A Convertible Preferred Stock (a “Redemption”), for cash generated from a subsequent sale of the Company’s equity securities.   The redemption price shall be equal to the Stated Value for each share of Series A Convertible Preferred Stock (the “Redemption Purchase Price”).  Upon receipt of a Redemption Notice, the Company shall complete a sale or sales of its equity securities for the purpose of accumulating net proceeds sufficient to pay the Redemption Purchase Price (it being understood by the holder of the Series A Convertible Preferred Stock that the Company may only redeem shares of Series A Convertible Preferred Stock with the proceeds from the sale of the Company’s equity securities).

Board and Observer Rights

Each holder of Series A Convertible Preferred Stock shall have the right, upon 10 days' prior written notice, to designate one representative, reasonably acceptable to the Company, who shall be entitled to attend and observe meetings of the Company’s Board of Directors in a non-voting observer capacity (the “Observer”).

Accounting for the Series A Convertible Preferred Stock

The Company determined that the economic characteristics and risks of the conversion feature and the preferred stock instrument were clearly and closely related as equity instruments and accordingly, the conversion feature would not require separate accounting.   In addition, the redemption feature is contingent upon Series A Convertible Preferred Stock not being converted into common stock and upon the holders delivering a redemption notice to the Company.   Further, the redemption purchase price may only be paid from the proceeds of a subsequent sale of equity securities. Accordingly, the Series A Convertible Preferred Stock was accounted for as an equity instrument. Further, because the conversion rate of the Series A Convertible Preferred Stock of $0.1892 per share was less than the Company’s closing stock price on the date of this transaction, the Company determined that the Series A Convertible Preferred Stock contained a bifurcated conversion feature. The bifurcated conversion feature was recorded in additional paid-in-capital as a result of the Company’s accumulated deficit.